Subsequent Events (Details)										6 Months Ended		12 Months Ended
	Oct. 08, 2026 USD ($) $ / shares shares	Oct. 01, 2026 USD ($)	Sep. 30, 2026 USD ($)	Sep. 17, 2026 USD ($)	Sep. 11, 2026 USD ($)	Sep. 09, 2026 USD ($) Vessel	Sep. 06, 2026 USD ($)	Jul. 15, 2026 USD ($)	Mar. 07, 2023 $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025	Oct. 09, 2026 USD ($)
Subsequent Events [Abstract]
Dividend from related party										$ 2,750,000	$ 2,620,833
Payment of dividend on Series A preferred shares										700,000	700,000
$60.0 Million Revolving Credit Facility [Member]
Subsequent Events [Abstract]
Maximum borrowing capacity										58,600,000
Outstanding amount										$ 0
Expiration period										5 years
Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred stock, issued (in shares) | shares									140,000
Preferred shares, dividend rate									1.00%	1.00%		1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares									$ 1,000
Series A Preferred Shares [Member] | 2026-Q2 Dividends [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid										Jul. 15, 2026
Dividend payable, date declared										Jun. 27, 2026
Related Party [Member] | Castor [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party										$ 2,500,000	2,100,000
Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Payment of dividend on Series A preferred shares										700,000
Preferred stock, issued (in shares) | shares									140,000
Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member] | 2026-Q2 Dividends [Member]
Subsequent Events [Abstract]
Payment of dividend on Series A preferred shares								$ 350,000
Related Party [Member] | Robin [Member]
Subsequent Events [Abstract]
Dividend from related party										$ 250,000	$ 106,944
Related Party [Member] | Robin [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, dividend rate										1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares									$ 25
Subsequent Event [Member] | AI OKTO CORP. [Member]
Subsequent Events [Abstract]
Number of LPG carrier vessels | Vessel						2
Cash paid for spin-off	$ 45,000,000
Number of shares of common stock issued for shares of Company stock (in shares) | shares	1
Number of shares of Company stock held to receive one share of Toro common stock (in shares) | shares	8
Subsequent Event [Member] | M/T Wonder Alasia [Member]
Subsequent Events [Abstract]
Vessel purchase price							$ 45,900,000
Subsequent Event [Member] | M/T Wonder Atria [Member]
Subsequent Events [Abstract]
Vessel purchase price				$ 37,500,000
Subsequent Event [Member] | $60.0 Million Revolving Credit Facility [Member]
Subsequent Events [Abstract]
Decrease in credit facility						$ (8,580,000)
Maximum borrowing capacity			$ 22,500,000			$ 50,000,000
Facility amount drawn		$ 38,800,000			$ 10,000,000
Outstanding amount													$ 48,800,000
Repayments of long-term debt			$ 1,200,000
Expiration period			5 years
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | AI OKTO CORP. [Member]
Subsequent Events [Abstract]
Preferred stock, issued (in shares) | shares	5,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 5
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party								1,250,000
Subsequent Event [Member] | Related Party [Member] | Robin [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party								$ 125,000